Derivative Financial Instruments (Tables)	12 Months Ended
Mar. 31, 2022
Disclosure of detailed information about financial instruments [abstract]
Summary of Fair Value and Notional Amount of Derivatives
The fair value and notional amounts of these derivatives are as follows:

	Fair Value Liability		Notional Amounts		Average Price (USD)
			(tons, in thousands)		(per ton)
	March 31, 2022	March 31, 2021	March 31, 2022	March 31, 2021	March 31, 2022	March 31, 2021

Cash flow hedges - commodity price risk
Natural gas swaps	$0.2	$—	—	—	$—	—
Steel swaps	28.6	49.4	90.0	117.0	$1,091.0	728.7

	$28.8	$49.4

Summary of Movements in Cash Flow Hedge Reserve
The movements in the cash flow hedge reserve for the years ended March 31, 2022 and March 31, 2021, as a component of Accumulated other comprehensive income (loss) is as follows:

As at,	March 31, 2022	March 31, 2021	March 31, 2020
Opening balance	$64.8	$—	$—
Loss arising on changes in fair value of cash flow hedges, net of tax of $7.8 million, $16.1 million and nil, respectively	89.5	70.7	2.5
Loss reclassified to net income (loss)	(129.6)	(5.9)	(2.5)

Net unrealized (income) loss on cash flow hedges	(40.1)	64.8	—

Ending balance	$24.7	$64.8	$—